SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Transactions with Affiliates and Investments in Subsidiaries) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Total stockholder's equity attributable to Hertz	$ 265	$ 56	$ 1,769
The Hertz Corporation
Condensed Financial Statements, Captions [Line Items]
Total stockholder's equity attributable to Hertz	$ 167	$ (42)	$ 1,765